Share-based compensation expenses - Valuation Assumption (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Global Share Plan
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum	1.78%	2.40%
Risk-free interest rate per annum, Maximum	2.60%	3.05%
Expected term (in years)	10 years	10 years
Expected volatility rate, Minimum (as a percent)	51.00%	53.00%
Expected volatility rate, Maximum (as a percent)	58.00%	54.00%
Predecessor | 2012 Share Plan of RONG 360
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum			2.31%
Risk-free interest rate per annum, Maximum			2.40%
Expected term (in years)			10 years
Expected volatility rate, Minimum (as a percent)			55.00%
Expected volatility rate, Maximum (as a percent)			57.00%